Financial instruments - Schedule of financial assets measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	$ 417	$ 1,285	$ 1,392
Recurring fair value measurement
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	417	1,285	1,392
Recurring fair value measurement | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0	0
Recurring fair value measurement | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0	0
Recurring fair value measurement | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	$ 417	$ 1,285	$ 1,392